Summary of principal accounting policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Accumulated deficit	¥ (9,270,356)		¥ (9,256,358)	¥ (9,344,462)	$ (1,270,034)	¥ (9,246,296)	¥ (9,256,558)	¥ (9,270,056)	¥ (9,319,066)	¥ (9,339,428)		¥ (9,004,586)	¥ (8,901,836)	¥ (8,711,216)	¥ 0
Expected credit loss provision - Current assets	54,781		17,025
Expected credit loss provision - Non current assets	135		1,418	634
Allowance for credit losses	¥ 45,705	$ 6,262	¥ 9,188	¥ 4,803
Cumulative Effect, Period of Adoption, Adjusted Balance | Accounting Standards Update 2016-13
Summary of principal accounting policies
Accumulated deficit											¥ 640
Expected credit loss provision - Current assets											8,555
Expected credit loss provision - Non current assets											¥ 701